Segment information - Customer concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Revenue from Product Services	$ 2,600,944	$ 1,722,820	$ 724,792
Product Services
Segment information
Revenue from Product Services	2,600,944	1,722,820	724,792
Customer One | Product Services
Segment information
Revenue from Product Services	$ 347,000	$ 306,000	$ 175,000